Fair Value of Financial Instruments - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Detail) - CAD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017
Fair Value Disclosures [Abstract]
Cash	$ 1,369,352	$ 4,315,028
Derivative liability	0	0
Financial assets and financial liabilities	1,369,352	4,315,028
Cash	0	0
Derivative liability	0	0
Financial assets and financial liabilities	0	0
Cash	0	0
Derivative liability	(23,024)	(46,352)
Financial assets and financial liabilities	(23,024)	(46,352)
Cash	1,369,352	4,315,028
Derivative liability	(23,024)	(46,352)
Financial assets and financial liabilities	$ 1,346,328	$ 4,268,676